Other disclosures - Disclosure of concentration of portfolio (Details) - Construction and property development loans - Spain - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Financial assets	€ 2,491	€ 2,393
Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	2,525	2,433
Gross carrying amount | Without collateral
Disclosure of credit risk exposure [line items]
Financial assets	14	16
Gross carrying amount | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	2,511	2,417
Gross carrying amount | Completed buildings | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	994	1,032
Gross carrying amount | Completed buildings | Residential
Disclosure of credit risk exposure [line items]
Financial assets	663	642
Gross carrying amount | Completed buildings | Other
Disclosure of credit risk exposure [line items]
Financial assets	331	390
Gross carrying amount | Building and other constructions under construction | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	1,497	1,364
Gross carrying amount | Building and other constructions under construction | Residential
Disclosure of credit risk exposure [line items]
Financial assets	1,424	1,292
Gross carrying amount | Building and other constructions under construction | Other
Disclosure of credit risk exposure [line items]
Financial assets	73	72
Gross carrying amount | Land | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	20	21
Gross carrying amount | Land | Developed consolidated land
Disclosure of credit risk exposure [line items]
Financial assets	13	14
Gross carrying amount | Land | Other land
Disclosure of credit risk exposure [line items]
Financial assets	€ 7	€ 7